Notes Payable to Banks	12 Months Ended
Dec. 31, 2012
Notes Payable [Abstract]
Notes Payable to Banks
Notes Payable to Banks

Information on notes payable to banks is as follows:

	December 31,
	2011	2012
Short-term debt outstanding in:
Japan	7,734	—
ASMPT	32,946	61,675
Total	40,680	61,675

Short-term debt outstanding in local currencies is as follows (in thousands):

	December 31,
	2011	2012
Japanese yen	775,000	—
Hong Kong dollar	331,144	630,686

ASMI and its individual subsidiaries borrow under separate short-term lines of credit with banks in the countries where they are located. The lines contain general provisions concerning renewal and continuance at the option of the banks. At December 31, 2012, short-term debt bears interest at LIBOR plus a margin per annum or HIBOR plus a margin per annum, at a weighted average effective interest rate of 1.64% (2011: 1.83%) per annum.

Total short-term lines of credit amounted to €337,567 at December 31, 2012. The amount outstanding at December 31, 2012 was €61,675 and the undrawn portion totaled €275,893. The undrawn portion includes the Company’s standby revolving credit facility of €150,000 with a consortium of banks. The facility is available through July 31, 2015. Once the facility is used, this usage is secured by a portion of the Company’s shareholding in ASMPT. The undrawn portion further includes €125,893 for ASMPT, which amount is restricted to be used only in the operations of ASMPT.

The credit facility of €150,000 includes two financial covenants: a minimum long-term committed capital and a total net debt/equity ratio. These financial covenants are measured twice each year, at June 30 and December 31. The minimum level of long-term committed capital for the year ended December 31, 2012 was €320 million, the long-term committed capital as per that date was €742 million. Long-term committed capital is defined as the consolidated total equity. The net debt/equity ratio should not exceed 2.0, whereby equity is defined as consolidated total equity. For the year ended December 31, 2012 net cash was €145 million and total equity €742 million. The Company is in compliance with these financial covenants as of June 30, 2012 and as of December 31, 2012.

 ASMI does not provide guarantees for borrowings of ASMPT and there are no guarantees from ASMPT to secure indebtedness of ASMI. Under the rules of the Stock Exchange of Hong Kong, ASMPT is precluded from providing loans and advances other than trade receivables in the normal course of business, to ASMI or its non ASMPT subsidiaries.